Income tax expense (Tables)	12 Months Ended
Mar. 31, 2022
Income taxes paid (refund) [abstract]
Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates

(EUR thousand)		For the financial year ended March 31
Income tax	Notes	2022	2021	2020
Current income tax expense		(6,597)	(3,041)	(24,389)
Adjustments in respect of current income tax of prior years(1)		4,225	(149)	510
Deferred tax benefit	28	16,174	34,167	16,198
Income tax benefit / (expense) reported in the income statement		13,802	30,977	(7,681)
Of which income tax benefit related to amortization of acquisition related items		10,135	15,066	15,066
Of which tax impact on exceptional items		(840)	3,726	1,210
Of which exceptional income tax expense		(416)	(2,303)	(1,341)
(1) Adjustments in respect of current income tax of prior years for the financial year ended March 31, 2022 include EUR3.9 million in respect of the use of tax losses to offset prior years’ taxable profits.
The below table reconciles the income tax calculated by applying the historical pre-COVID-19 weighted average income tax rate to the effective taxes reported in the income statement:

(EUR thousand)	For the financial year ended March 31
	2022	2021	2020
(Loss) / Profit before tax	(108,495)	(465,362)	9,350
Effective tax
Tax benefit / (expense) calculated at the historical weighted average expected tax rate of 24.00% (24.00% in FY2020/21, 24.00% in FY2019/20)	26,039	111,687	(2,244)
Adjustments in respect of prior years	141	(149)	550
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	(124)	(590)	1,530
Expenses not deductible for tax purposes	(4,873)	(32,138)	(15,882)
Current year losses not generating deferred tax assets	(2,583)	(11,637)	—
Effect of capital reorganization	—	(15,225)	—
Effect of income taxed at different tax rates	(7,139)	(22,668)	6,250
Deferred tax assets recognized for future tax credits	—	440	1,045
Non-taxable gain on fair value measurement	1,870	—	—
Other tax items	471	1,257	1,070
Total reported effective tax benefit / (expense)	13,802	30,977	(7,681)

(EUR thousand)		For the financial year ended March 31
Tax items recognized directly in other comprehensive income:	Note	2022	2021	2020
Tax effect on remeasurement of post-employment benefit obligations	28	(570)	108	307
Total tax effect		(570)	108	307